Income Taxes - Narrative (Details) $ in Thousands, € in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 MXN ($)
Income Tax [Line Items]
Income taxes paid (net of refunds)			$ 239,800			$ 296,400	$ 183,300
Tax Cuts and Jobs Act 2017, income tax expense (benefit)		$ (114,200)
Tax Cuts and Jobs Act 2017, transition tax for accumulated foreign earnings, income tax expense		60,500
Tax Cuts and Jobs Act of 2017, changes in tax rate, income tax expense (benefit)		(174,700)
United Kingdom statutory tax rate (as a percent)			19.00%	19.00%	19.00%	19.25%	20.00%
Effective tax rate (as a percent)			62.30%	62.30%	62.30%	3.00%	18.30%
Tax rate change (benefit) expense			$ 4,337			$ (2,463)	$ (8,422)
Deferred income taxes		41,546	38,117			41,546
Gross tax operating loss carryforwards			1,021,000
Net operating loss carryforward, valuation allowance			755,100
Valuation allowance, increase (decrease)			(13,700)			32,900
Deferred tax liabilities, undistributed foreign earnings			8,400
Amount of unrecognized deferred tax liability, undistributed earnings of foreign subsidiaries			10,500
Unrecognized tax benefits that, if recognized, would impact effective tax rates		16,600	26,600			16,600	10,800
Interest expense, penalties and inflationary adjustments recognized in income tax expense			700			12,100	(100)
Accrued interest on unrecognized tax benefits as of end of year		$ 15,700	16,400			$ 15,700	$ 3,600
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments			16,700	€ 13.2
Mexico | Tax Year 2006
Income Tax [Line Items]
Alleged taxes, penalties and adjustments	$ 424.0				$ 539.0
Alleged taxes, penalties and adjustments percentage associated with deductibility of cost of goods sold	65.00%
Income tax audit, tax reserve			18,100					$ 354.8
Domestic Tax Authority | United Kingdom
Income Tax [Line Items]
Gross tax operating loss carryforwards			401,600
Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards			398,800
Foreign Tax Authority | United States
Income Tax [Line Items]
Gross tax operating loss carryforwards			220,300
State
Income Tax [Line Items]
Gross tax operating loss carryforwards			$ 13,900